Related Party Transactions		8 Months Ended
	Feb. 06, 2024	Sep. 30, 2024
Related Party Transactions [Abstract]
Related Party Transactions

4. Related Party Transactions

The Company issued 3,197,975 shares of common stock, through a series of contribution agreements, to Paragon, Paruka Holding, LLC (“Paruka”), an entity formed by Paragon as a vehicle to hold equity in the Company, and Oruka Advisors LLC (“Oruka Advisors”), an entity formed by Paragon as a vehicle to hold equity in the Company, as part of its common stock subscription agreement with such entities. As of February 6, 2024, Paragon, Paruka and Oruka Advisors each beneficially own approximately 44.7%, 44.7% and 10.6%, respectively, of the Company through their common stock holdings.

13. Related Party Transactions

Paragon and Paruka each beneficially own less than 5% of the Company’s capital stock through their respective holdings of Company Common Stock.

Fairmount beneficially owns more than 5% of the Company’s capital, currently has one representative appointed to the Board, and beneficially owns more than 5% of Paragon. Fairmount appointed Paragon’s board of directors and has the contractual right to approve the appointment of any executive officers of Paragon.

The following is a summary of related party accounts payable and other current liabilities (in thousands):

September 30, 2024
Paragon reimbursable Option Agreements’ fees	$6,140
Paragon reimbursable other research expenses	146
Paragon reimbursable patent expenses	71
$6,357